Contractual obligations	12 Months Ended
Dec. 31, 2021
Contractual Obligations
Contractual obligations

36 Contractual obligations

The Company has entered into contracts to purchase production inputs. As of December 31, 2021, these commitments summed R$6,079,568 and are expected to be settled until 2044.